Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.85%
Communication Services - 4 .17%
Advantage Solutions, Inc.* 1,500,000 $ 3,195,000
AMC Networks, Inc.,
Class A* 140,000 2,842,000
ATN International, Inc. 63,500 2,449,195
Audacy, Inc.* 720,545 278,202
Beasley Broadcast Group,
Inc., Class A* 163,600 176,688
comScore, Inc.* 167,500 276,375
Consolidated
Communications
Holdings, Inc.* 324,000 1,347,840
Cumulus Media, Inc.,
Class A* 120,200 845,006
DHI Group, Inc.* 43,600 234,568
EchoStar Corp., Class A* 255,500 4,208,085
Entravision
Communications Corp.,
Class A 260,800 1,035,376
EW Scripps Co. (The),
Class A* 311,166 3,506,841
Fluent, Inc.* 150,000 202,500
Gannett Co., Inc.*+ 563,200 861,696
Gray Television, Inc. 291,200 4,169,984
Liberty Latin America, Ltd.,
Class A* 100,000 619,000
Liberty Latin America, Ltd.,
Class C* 500,000 3,075,000
Marcus Corp. (The)+ 100,000 1,389,000
Mediaco Holding, Inc.,
Class A* 12,992 23,386
Saga Communications,
Inc., Class A 21,761 569,050
Salem Media Group, Inc.* 55,800 97,092
Scholastic Corp. 146,750 4,514,030
Sinclair Broadcast Group,
Inc., Class A 225,500 4,079,295
SPAR Group, Inc.* 27,237 39,494
Spok Holdings, Inc. 45,000 343,800
Telephone and Data
Systems, Inc. 315,800 4,389,620
Townsquare Media, Inc.,
Class A* 129,900 943,074
TrueCar, Inc.* 234,300 353,793
Urban One, Inc.* 151,800 645,150
46,710,140
Consumer Discretionary - 11 .44%
Aaron's Co., Inc. (The) 155,000 1,506,600
Abercrombie & Fitch Co.,
Class A* 215,000 3,343,250
Adtalem Global Education,
Inc.* 132,200 4,818,690
Industry Company Shares Value
Consumer Discretionary (continued)
AMCON Distributing Co. 2,450 $ 514,500
American Axle &
Manufacturing Holdings,
Inc.* 357,500 2,441,725
American Public
Education, Inc.* 17,500 159,950
Ark Restaurants Corp. 21,100 392,249
Asbury Automotive Group,
Inc.*+ 11,100 1,677,210
Bassett Furniture
Industries, Inc. 26,750 419,440
Beazer Homes USA, Inc.* 118,500 1,145,895
Bed Bath & Beyond, Inc.*+ 88,000 535,920
Big 5 Sporting Goods
Corp.+ 148,700 1,597,038
Big Lots, Inc.+ 134,200 2,094,862
Biglari Holdings, Inc.,
Class B* 6,200 716,720
Bluegreen Vacations
Holding Corp. 53,551 884,663
Build-A-Bear Workshop,
Inc. 47,100 627,843
Carrols Restaurant Group,
Inc.* 63,100 102,853
Cato Corp. (The),
Class A+ 124,700 1,189,638
Century Casinos, Inc.* 47,400 310,944
Century Communities, Inc. 95,200 4,072,656
Charles & Colvard, Ltd.* 42,700 41,359
China Automotive
Systems, Inc.* 116,050 461,879
Chuy's Holdings, Inc.* 23,000 533,140
Citi Trends, Inc.* 33,840 524,858
Conn's, Inc.* 123,900 877,212
Container Store Group,
Inc. (The)* 226,150 1,108,135
Crown Crafts, Inc. 21,050 121,669
Delta Apparel, Inc.* 29,900 418,301
Dillard's, Inc., Class A+ 27,500 7,500,900
Dixie Group, Inc. (The)* 44,950 48,546
El Pollo Loco Holdings,
Inc.* 108,300 966,036
Ethan Allen Interiors, Inc. 75,500 1,596,070
Ever-Glory International
Group, Inc.* 30,000 26,100
Flanigan's Enterprises, Inc. 14,000 357,280
Fossil Group, Inc.* 162,000 554,040
Genesco, Inc.* 59,500 2,339,540
G-III Apparel Group, Ltd.* 187,900 2,809,105
Golden Entertainment, Inc.* 4,500 157,005
Good Times Restaurants,
Inc.* 106,000 230,020

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
GoPro, Inc., Class A* 465,000 $ 2,292,450
Group 1 Automotive, Inc.+ 6,050 864,364
Haverty Furniture Cos., Inc. 74,400 1,852,560
Hibbett, Inc. 45,900 2,286,279
Hooker Furnishings Corp. 26,000 350,740
Lakeland Industries, Inc.* 33,450 385,678
Lands' End, Inc.*+ 116,000 895,520
Landsea Homes Corp.* 36,200 172,674
La-Z-Boy, Inc. 60,000 1,354,200
Lazydays Holdings, Inc.*+ 44,000 594,000
Legacy Housing Corp.* 35,000 600,250
Lifetime Brands, Inc. 77,650 525,690
Lincoln Educational
Services Corp.* 150,000 816,000
Live Ventures, Inc.* 13,750 344,438
M/I Homes, Inc.* 85,200 3,086,796
MarineMax, Inc.* 92,000 2,740,680
Modine Manufacturing Co.* 162,800 2,106,632
Motorcar Parts of America,
Inc.* 49,700 756,434
Movado Group, Inc. 94,200 2,654,556
ODP Corp. (The)* 145,000 5,096,750
Patrick Industries, Inc. 80,000 3,507,200
Perdoceo Education Corp.* 269,500 2,775,850
Rocky Brands, Inc. 26,400 529,584
RumbleON, Inc.,
Class B*+ 25,400 429,768
Shoe Carnival, Inc. 99,500 2,133,280
Smith & Wesson Brands,
Inc. 170,000 1,762,900
Sonic Automotive, Inc.,
Class A 146,400 6,339,120
Strategic Education, Inc. 86,100 5,287,401
Strattec Security Corp.* 18,800 391,040
Superior Group of Cos.,
Inc. 74,200 658,896
Tenneco, Inc., Class A* 237,000 4,121,430
Tilly's, Inc., Class A+ 164,100 1,135,572
TravelCenters of America,
Inc.* 79,540 4,289,592
Tri Pointe Homes, Inc.* 266,000 4,019,260
Unifi, Inc.* 64,273 611,236
Universal Technical
Institute, Inc.* 286,400 1,558,016
Vera Bradley, Inc.* 223,850 673,789
Vista Outdoor, Inc.*+ 40,187 977,348
VOXX International Corp.* 82,100 624,781
Weyco Group, Inc. 31,500 640,710
Winnebago Industries,
Inc.+ 93,981 5,000,729
Industry Company Shares Value
Consumer Discretionary (continued)
Zumiez, Inc.*+ 79,800 $ 1,718,094
128,186,128
Consumer Staples - 4 .35%
Alico, Inc. 22,861 645,595
Andersons, Inc. (The) 71,900 2,231,057
Coffee Holding Co., Inc. 23,000 57,500
Cyanotech Corp.* 400 864
Edgewell Personal Care
Co. 150,300 5,621,220
Fresh Del Monte Produce,
Inc. 197,800 4,596,872
Ingles Markets, Inc.,
Class A 75,301 5,964,592
Lifevantage Corp. 90,000 337,500
Lifeway Foods, Inc.* 5,000 28,600
Mannatech, Inc. 8,400 174,720
Natural Alternatives
International, Inc.* 23,000 213,210
Natural Grocers by Vitamin
Cottage, Inc. 36,100 389,519
Oil-Dri Corp. of America 17,558 424,904
Rite Aid Corp.*+ 160,500 794,475
Seneca Foods Corp.,
Class A* 40,100 2,022,644
SpartanNash Co. 161,946 4,699,673
TreeHouse Foods, Inc.* 124,700 5,289,774
United Natural Foods, Inc.* 221,000 7,595,770
Village Super Market, Inc.,
Class A 38,250 739,372
Weis Markets, Inc. 92,325 6,577,233
Whole Earth Brands, Inc.*+ 68,000 261,120
Willamette Valley
Vineyards, Inc.* 5,000 30,850
48,697,064
Energy - 17 .36%
Adams Resources &
Energy, Inc. 20,500 610,900
Alto Ingredients, Inc.*+ 246,000 895,440
Antero Resources Corp.* 273,600 8,353,008
Archrock, Inc. 436,755 2,803,967
Ardmore Shipping Corp.* 75,000 684,750
Berry Corp. 383,400 2,875,500
Bristow Group, Inc.* 141,299 3,319,114
Chord Energy Corp. 14,898 2,037,599
Civitas Resources, Inc.+ 95,000 5,452,050
Comstock Resources, Inc.* 527,800 9,125,662
CONSOL Energy, Inc. 137,900 8,869,728
CVR Energy, Inc. 222,000 6,433,560
Delek US Holdings, Inc. 214,500 5,821,530

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
DHT Holdings, Inc. 647,322 $ 4,893,754
Dorian LPG, Ltd. 211,300 2,867,341
Epsilon Energy, Ltd. 90,000 568,800
Forum Energy
Technologies, Inc.* 9,000 191,160
Frontline, Ltd.+ 621,100 6,788,623
Geospace Technologies
Corp.* 26,200 115,542
Golar LNG, Ltd.* 381,500 9,506,980
Gran Tierra Energy, Inc.* 1,601,700 1,938,057
Green Plains, Inc.*+ 21,100 613,377
Hallador Energy Co.*+ 255,000 1,433,100
Helix Energy Solutions
Group, Inc.* 881,000 3,400,660
International Seaways,
Inc.+ 112,590 3,955,287
Laredo Petroleum, Inc.*+ 50,000 3,142,500
Nabors Industries, Ltd.* 32,200 3,266,690
NACCO Industries, Inc.,
Class A 22,445 1,055,588
National Energy Services
Reunited Corp.* 298,700 1,774,278
Natural Gas Services
Group, Inc.* 64,752 650,110
NCS Multistage Holdings,
Inc.* 19,000 413,250
Newpark Resources, Inc.* 510,800 1,287,216
Nine Energy Service, Inc.* 35,000 92,400
Oil States International,
Inc.*+ 244,400 950,716
Overseas Shipholding
Group, Inc., Class A* 593,300 1,762,101
Patterson-UTI Energy, Inc. 564,000 6,587,520
PBF Energy, Inc., Class A* 322,600 11,342,616
Permian Resources Corp.* 1,172,500 7,973,000
PHX Minerals, Inc. 40,000 129,600
PrimeEnergy Resources
Corp.*+ 41 3,198
ProPetro Holding Corp.* 400,000 3,220,000
Ranger Energy Services,
Inc.* 38,400 375,552
Ranger Oil Corp.,
Class A+ 32,000 1,006,400
Ring Energy, Inc.*+ 774,500 1,796,840
SandRidge Energy, Inc.* 130,050 2,121,115
Scorpio Tankers, Inc.+ 213,467 8,974,153
SEACOR Marine
Holdings, Inc.* 86,800 487,816
SFL Corp., Ltd. 666,000 6,067,260
SM Energy Co. 204,900 7,706,289
Smart Sand, Inc.* 255,200 398,112
Talos Energy, Inc.*+ 293,400 4,885,110
Industry Company Shares Value
Energy (continued)
Teekay Corp.* 590,000 $ 2,118,100
Teekay Tankers, Ltd.,
Class A* 103,625 2,853,833
Transocean, Ltd.* 672,300 1,660,581
US Silica Holdings, Inc.* 355,000 3,887,250
VAALCO Energy, Inc.+ 400,000 1,744,000
Weatherford International
PLC* 207,000 6,684,030
World Fuel Services Corp. 196,100 4,596,584
194,569,297
Financials - 36 .73%
1st Source Corp. 85,000 3,935,500
Acacia Research Corp.* 196,000 791,840
ACNB Corp. 51,400 1,544,056
Affinity Bancshares, Inc.* 31,500 460,215
Alerus Financial Corp. 82,300 1,818,830
Allegiance Bancshares,
Inc. 51,500 2,143,945
Amalgamated Financial
Corp. 104,930 2,366,172
A-Mark Precious Metals,
Inc.+ 15,558 441,692
Amerant Bancorp, Inc. 55,394 1,375,987
American National
Bankshares, Inc. 25,000 798,750
AmeriServ Financial, Inc. 118,000 448,400
Ames National Corp. 1,008 22,357
Argo Group International
Holdings, Ltd. 130,384 2,511,196
Associated Capital Group,
Inc., Class A 22,571 829,710
Atlanticus Holdings Corp.* 1,610 42,230
Auburn National BanCorp,
Inc. 12,000 276,240
Banc of California, Inc. 168,043 2,683,647
Banco Latinoamericano de
Comercio Exterior SA,
Class E 113,400 1,481,004
Bank of Marin Bancorp 8,147 244,003
Bank of NT Butterfield &
Son, Ltd. (The) 101,500 3,294,690
Bank of Princeton (The) 34,480 977,508
Bank of the James
Financial Group, Inc. 18,600 235,104
Bank7 Corp. 51,500 1,142,270
BankFinancial Corp. 9,912 93,768
Bankwell Financial Group,
Inc. 15,000 436,650
Banner Corp. 91,127 5,383,783
Bar Harbor Bankshares 50,966 1,351,618
BayCom Corp. 913 16,051

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
BCB Bancorp, Inc. 70,400 $ 1,184,832
Berkshire Hills Bancorp,
Inc. 95,611 2,610,180
Blue Ridge Bankshares,
Inc. 59,500 756,245
Broadway Financial Corp.* 319,300 360,809
Brookline Bancorp, Inc. 250,000 2,912,500
Business First Bancshares,
Inc. 65,000 1,399,450
Byline Bancorp, Inc. 120,800 2,446,200
C&F Financial Corp. 9,900 529,650
Camden National Corp. 65,600 2,794,560
Capital Bancorp, Inc. 76,950 1,777,545
Capital City Bank Group,
Inc. 37,172 1,156,421
Capstar Financial
Holdings, Inc. 51,813 960,095
Carter Bankshares, Inc.* 30,685 494,029
CB Financial Services, Inc. 26,400 574,464
Central Pacific Financial
Corp. 76,000 1,572,440
Central Valley Community
Bancorp 55,000 974,050
Chemung Financial Corp. 19,500 816,465
ChoiceOne Financial
Services, Inc. 1,000 21,720
Citizens Community
Bancorp, Inc. 59,400 722,898
Citizens, Inc.*+ 171,040 571,274
Civista Bancshares, Inc. 42,523 882,777
CNB Financial Corp. 64,300 1,515,551
Codorus Valley Bancorp,
Inc. 56,622 1,066,758
Community Financial Corp.
(The) 34,590 1,186,437
Community Trust Bancorp,
Inc. 60,000 2,433,000
Community West
Bancshares 57,000 795,150
ConnectOne Bancorp, Inc. 151,646 3,496,957
Consumer Portfolio
Services, Inc.*+ 171,850 1,249,350
Cowen, Inc., Class A 110,500 4,269,720
Crawford & Co., Class A+ 60,000 344,400
Crawford & Co., Class B 23,100 121,275
CrossFirst Bankshares,
Inc.* 164,100 2,141,505
Curo Group Holdings
Corp. 60,600 243,006
Customers Bancorp, Inc.* 122,391 3,608,087
Dime Community
Bancshares, Inc. 125,616 3,678,036
Industry Company Shares Value
Financials (continued)
Donegal Group, Inc.,
Class A 123,000 $ 1,659,270
Donnelley Financial
Solutions, Inc.* 54,100 2,000,077
Eagle Bancorp Montana,
Inc. 29,800 566,200
Eagle Bancorp, Inc. 106,670 4,780,949
Elevate Credit, Inc.* 157,900 173,690
Ellington Residential
Mortgage REIT 13,800 85,146
Emclaire Financial Corp.+ 1,200 42,300
Employers Holdings, Inc. 52,600 1,814,174
Encore Capital Group,
Inc.* 107,500 4,889,100
Enova International, Inc.* 90,407 2,646,213
Enterprise Bancorp, Inc. 39,375 1,177,706
Enterprise Financial
Services Corp. 12,191 536,892
Equity Bancshares, Inc.,
Class A 91,000 2,696,330
Esquire Financial Holdings,
Inc. 8,200 307,910
ESSA Bancorp, Inc. 25,200 488,628
Evans Bancorp, Inc. 18,101 663,402
EZCORP, Inc., Class A* 416,200 3,208,902
Farmers National Banc
Corp. 88,450 1,157,810
Federal Agricultural
Mortgage Corp., Class C 26,600 2,637,124
Financial Institutions, Inc. 53,400 1,285,338
First BanCorp Puerto Rico 345,700 4,729,176
First Bancorp/Southern
Pines NC 62,473 2,285,262
First Bancshares, Inc.
(The) 79,400 2,371,678
First Bank 61,800 844,806
First Busey Corp. 184,000 4,044,320
First Business Financial
Services, Inc. 45,400 1,466,874
First Capital, Inc. 15,035 386,550
First Commonwealth
Financial Corp. 273,800 3,515,592
First Community
Bankshares, Inc. 4,579 146,665
First Community Corp. 35,000 612,500
First Financial Bancorp 200,000 4,216,000
First Financial Corp. 39,362 1,778,769
First Financial Northwest,
Inc. 42,882 636,369
First Foundation, Inc. 114,000 2,067,960
First Guaranty Bancshares,
Inc. 27,472 601,087

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
First Internet Bancorp 61,600 $ 2,085,776
First Merchants Corp. 128,100 4,954,908
First Mid Bancshares, Inc. 51,500 1,646,455
First National Corp. 33,800 517,140
First Northwest Bancorp 30,287 487,621
First of Long Island Corp.
(The) 69,000 1,189,560
First Savings Financial
Group, Inc. 1,000 22,980
First United Corp. 29,176 482,863
First US Bancshares, Inc. 6,468 51,485
First Western Financial,
Inc.* 64,800 1,597,320
Flushing Financial Corp. 93,297 1,807,163
FNCB Bancorp, Inc. 135,700 1,019,107
Franklin Financial Services
Corp. 30,700 968,892
FS Bancorp, Inc. 28,700 782,362
FVCBankcorp, Inc.* 22,000 421,740
Genworth Financial, Inc.,
Class A* 1,300,000 4,550,000
Great Southern Bancorp,
Inc. 10,000 570,700
Green Dot Corp., Class A* 145,000 2,752,100
Greenhill & Co., Inc. 22,000 130,680
Guild Holdings Co.,
Class A 227,001 2,097,489
Hallmark Financial
Services, Inc.* 90,000 94,500
Hanmi Financial Corp. 143,100 3,388,608
HarborOne Bancorp, Inc. 169,100 2,269,322
Hawthorn Bancshares, Inc. 27,312 597,040
HCI Group, Inc. 3,933 154,174
Heartland Financial USA,
Inc. 102,100 4,427,056
Hennessy Advisors, Inc.+ 7,000 60,690
Heritage Commerce Corp. 12,900 146,286
Heritage Financial Corp. 88,400 2,339,948
Heritage Insurance
Holdings, Inc. 70,100 158,426
HMN Financial, Inc. 31,800 712,320
Home Bancorp, Inc. 30,494 1,188,961
Home Point Capital, Inc. 533,500 821,590
HomeStreet, Inc. 82,800 2,385,468
HomeTrust Bancshares,
Inc. 44,100 974,610
Hope Bancorp, Inc. 385,800 4,876,512
Horace Mann Educators
Corp. 96,200 3,394,898
Horizon Bancorp, Inc. 177,667 3,190,899
Independent Bank Corp. 88,100 1,682,710
Industry Company Shares Value
Financials (continued)
Independent Bank Group,
Inc. 57,750 $ 3,545,272
Investar Holding Corp. 43,000 855,700
Investors Title Co. 2,094 295,254
Kearny Financial Corp. 150,000 1,593,000
Kingstone Cos., Inc. 45,300 120,498
Lakeland Bancorp, Inc. 190,654 3,052,371
Landmark Bancorp, Inc. 16,061 410,680
LCNB Corp. 58,600 929,396
LendingClub Corp.* 293,200 3,239,860
Limestone Bancorp, Inc. 36,150 709,263
Logan Ridge Finance
Corp.* 12,600 219,366
Luther Burbank Corp. 258,197 3,000,249
Macatawa Bank Corp. 19,000 175,940
MainStreet Bancshares,
Inc. 21,000 479,010
Malvern Bancorp, Inc.* 23,000 330,510
Manning & Napier, Inc. 262,875 3,225,476
Mercantile Bank Corp. 47,300 1,405,283
Merchants Bancorp 152,611 3,520,736
Meridian Corp. 17,500 510,475
Metrocity Bankshares, Inc. 9,291 182,475
Metropolitan Bank Holding
Corp.* 21,400 1,377,304
Mid Penn Bancorp, Inc. 25,703 738,447
Middlefield Banc Corp. 34,000 921,400
Midland States Bancorp,
Inc. 113,700 2,679,909
MidWestOne Financial
Group, Inc. 59,260 1,617,205
MVB Financial Corp. 32,600 907,258
National Western Life
Group, Inc., Class A 10,778 1,840,882
Navient Corp. 450,000 6,610,500
NI Holdings, Inc.* 50,000 668,000
Nicholas Financial, Inc.* 43,400 246,946
Nicolet Bankshares, Inc.* 21,170 1,491,215
NMI Holdings, Inc.,
Class A* 264,900 5,396,013
Northeast Community
Bancorp, Inc. 3,500 43,400
Northfield Bancorp, Inc. 55,000 787,050
Northrim BanCorp, Inc. 16,900 702,364
Northwest Bancshares,
Inc.+ 363,200 4,906,832
Oak Valley Bancorp 40,000 714,800
OceanFirst Financial Corp. 219,223 4,086,317
Ocwen Financial Corp.* 42,501 988,998
OFG Bancorp 120,000 3,015,600
Ohio Valley Banc Corp. 15,700 436,774
Old Point Financial Corp. 1,000 27,730

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Old Second Bancorp, Inc. 85,550 $ 1,116,427
OP Bancorp 91,900 1,021,928
Oportun Financial Corp.* 89,500 391,115
Oppenheimer Holdings,
Inc., Class A 64,493 1,997,993
Origin Bancorp, Inc. 30,622 1,178,028
Orrstown Financial
Services, Inc. 25,600 612,352
Parke Bancorp, Inc. 50,099 1,050,075
Pathfinder Bancorp, Inc. 3,000 61,020
Pathward Financial, Inc. 101,931 3,359,646
Patriot National Bancorp,
Inc.* 18,500 194,620
PCB Bancorp 58,600 1,058,902
Peapack-Gladstone
Financial Corp. 49,894 1,678,933
Penns Woods Bancorp,
Inc. 15,034 344,429
Peoples Bancorp of North
Carolina, Inc. 27,617 684,902
Peoples Bancorp, Inc. 112,897 3,266,110
Peoples Financial Services
Corp. 22,900 1,072,636
Piper Sandler Cos. 35,500 3,718,270
Plumas Bancorp 2,000 56,740
PRA Group, Inc.* 32,700 1,074,522
Preferred Bank 31,000 2,022,130
Premier Financial Corp. 120,300 3,091,710
Primis Financial Corp. 89,158 1,081,487
ProAssurance Corp. 150,700 2,940,157
PROG Holdings, Inc.* 130,000 1,947,400
Provident Bancorp, Inc. 54,600 781,326
Provident Financial
Holdings, Inc. 51,000 724,200
Provident Financial
Services, Inc. 167,731 3,270,754
QCR Holdings, Inc. 33,500 1,706,490
Randolph Bancorp, Inc. 2,500 67,400
RBB Bancorp 105,883 2,200,249
Red River Bancshares, Inc. 200 9,886
Regional Management
Corp. 56,100 1,573,044
Renasant Corp. 159,780 4,997,918
Republic Bancorp, Inc.,
Class A 49,362 1,890,565
Republic First Bancorp,
Inc.* 175,000 495,250
Rhinebeck Bancorp, Inc.* 15,000 146,250
Riverview Bancorp, Inc. 119,500 758,825
S&T Bancorp, Inc. 139,601 4,091,705
Safety Insurance Group,
Inc. 54,445 4,440,534
Industry Company Shares Value
Financials (continued)
Salisbury Bancorp, Inc. 4,366 $ 104,609
SB Financial Group, Inc. 35,490 598,007
Security National Financial
Corp., Class A* 28,887 183,432
Shore Bancshares, Inc.+ 88,736 1,536,908
Sierra Bancorp 78,000 1,540,500
Simmons First National
Corp., Class A 38,163 831,572
SiriusPoint, Ltd.* 565,300 2,798,235
SmartFinancial, Inc. 56,500 1,396,115
Sound Financial Bancorp,
Inc. 10,000 405,200
South Plains Financial, Inc. 99,700 2,747,732
Southern First Bancshares,
Inc.* 48,645 2,026,551
Southern Missouri
Bancorp, Inc. 11,000 561,330
Sterling Bancorp, Inc.* 200,000 1,206,000
Stewart Information
Services Corp. 108,314 4,726,823
StoneX Group, Inc.* 61,703 5,117,647
Summit Financial Group,
Inc. 65,515 1,764,974
Summit State Bank 21,000 304,710
SuRo Capital Corp.+ 21,739 84,130
SWK Holdings Corp.* 58,405 992,885
Territorial Bancorp, Inc. 30,000 556,200
Timberland Bancorp, Inc. 47,900 1,324,435
Tiptree, Inc. 177,200 1,906,672
Trean Insurance Group,
Inc.* 20,750 70,550
TriCo Bancshares 75,900 3,388,935
TrustCo Bank Corp. NY 36,680 1,152,486
Trustmark Corp. 165,500 5,069,265
Union Bankshares, Inc. 139 3,144
United Bancorp, Inc. 17,000 273,190
United Bancshares, Inc. 19,900 409,940
United Fire Group, Inc. 93,300 2,680,509
Unity Bancorp, Inc.+ 43,867 1,101,500
Universal Insurance
Holdings, Inc. 184,317 1,815,522
Univest Financial Corp. 154,079 3,617,775
US Global Investors, Inc.,
Class A 48,500 139,195
Velocity Financial, Inc.* 84,750 918,690
Veritex Holdings, Inc. 102,380 2,722,284
Virtus Investment Partners,
Inc. 17,232 2,748,849
Walker & Dunlop, Inc. 26,475 2,216,752
Washington Federal, Inc. 140,000 4,197,200
Waterstone Financial, Inc. 47,000 759,520

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Western New England
Bancorp, Inc. 80,000 $ 650,400
Westwood Holdings
Group, Inc. 42,452 408,813
World Acceptance Corp.* 20,100 1,946,082
411,523,134
Health Care - 1 .47%
AlerisLife, Inc.* 10,257 9,743
American Shared Hospital
Services* 8,500 22,015
Assertio Holdings, Inc.* 100,000 227,000
Brookdale Senior Living,
Inc.*+ 221,400 945,378
CareCloud, Inc.* 31,700 132,506
Co.-Diagnostics, Inc.*+ 100,400 322,284
Emergent BioSolutions,
Inc.* 162,000 3,400,380
FONAR Corp.* 16,500 233,475
Fulgent Genetics, Inc.* 107,708 4,105,829
iTeos Therapeutics, Inc.* 138,500 2,638,425
National HealthCare Corp. 18,500 1,171,790
Ovid therapeutics, Inc.* 221,100 406,824
Owens & Minor, Inc. 11,600 279,560
Prestige Consumer
Healthcare, Inc.* 5,000 249,150
REGENXBIO, Inc.* 84,900 2,243,907
XBiotech, Inc.* 25,000 90,500
16,478,766
Industrials - 12 .59%
ACCO Brands Corp. 428,700 2,100,630
Acme United Corp. 15,000 345,300
Air Transport Services
Group, Inc.* 105,000 2,529,450
Allegiant Travel Co.* 25,200 1,839,096
Apogee Enterprises, Inc. 19,400 741,468
ARC Document Solutions,
Inc. 233,700 528,162
ArcBest Corp. 69,500 5,054,735
Art's-Way Manufacturing
Co., Inc.* 14,459 26,460
Atlas Air Worldwide
Holdings, Inc.* 75,700 7,234,649
Avalon Holdings Corp.,
Class A* 16,900 44,785
BGSF, Inc. 18,000 199,980
BlueLinx Holdings, Inc.* 15,000 931,500
Boise Cascade Co. 106,000 6,302,760
BrightView Holdings, Inc.* 342,100 2,716,274
Caesarstone, Ltd. 107,100 997,101
Industry Company Shares Value
Industrials (continued)
Chicago Rivet & Machine
Co.+ 1,000 $ 25,770
Civeo Corp.* 66,903 1,681,272
CompX International, Inc. 1,000 16,240
Concrete Pumping
Holdings, Inc.* 263,000 1,696,350
Costamare, Inc. 589,200 5,273,340
Covenant Logistics Group,
Inc. 85,400 2,450,980
Deluxe Corp. 144,300 2,402,595
DLH Holdings Corp.* 30,450 373,622
Eagle Bulk Shipping, Inc. 80,600 3,480,308
Eastern Co. (The) 19,601 340,077
Genco Shipping & Trading,
Ltd. 245,900 3,081,127
GMS, Inc.* 83,200 3,328,832
Greenbrier Cos., Inc. (The) 64,200 1,558,134
H&E Equipment Services,
Inc. 30,900 875,706
Hawaiian Holdings, Inc.*+ 150,000 1,972,500
Heidrick & Struggles
International, Inc. 15,000 389,850
Hub Group, Inc., Class A* 20,000 1,379,600
Hudson Technologies, Inc.* 18,200 133,770
Hurco Cos., Inc. 19,560 439,709
INNOVATE Corp.*+ 77,300 54,125
KAR Auction Services,
Inc.* 275,000 3,071,750
Kelly Services, Inc.,
Class A 99,300 1,349,487
L B Foster Co., Class A* 35,700 348,432
Limbach Holdings, Inc.* 3,000 22,800
LS Starrett Co. (The),
Class A* 10,632 93,881
LSI Industries, Inc. 62,900 483,701
Manitowoc Co., Inc. (The)* 196,550 1,523,262
Matthews International
Corp., Class A 134,000 3,002,940
Maxar Technologies, Inc. 133,000 2,489,760
Mayville Engineering Co.,
Inc.* 28,710 186,902
Mesa Air Group, Inc.* 119,600 197,340
Mistras Group, Inc.* 114,050 508,663
MRC Global, Inc.* 253,800 1,824,822
MYR Group, Inc.* 46,020 3,899,275
NL Industries, Inc. 57,594 445,202
NN, Inc.* 126,000 215,460
Northwest Pipe Co.* 50,000 1,405,000
NOW, Inc.* 301,566 3,030,738
Orion Group Holdings,
Inc.* 173,222 457,306

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
P&F Industries, Inc.,
Class A 696 $ 3,710
PAM Transportation
Services, Inc.* 115,220 3,567,211
Pangaea Logistics
Solutions, Ltd. 296,300 1,368,906
Park-Ohio Holdings Corp. 52,515 593,945
Patriot Transportation
Holding, Inc. 7,500 58,950
Performant Financial Corp.* 175,000 323,750
Perma-Pipe International
Holdings, Inc.* 14,000 132,300
Powell Industries, Inc. 25,000 527,000
Preformed Line Products
Co. 16,375 1,165,081
Primoris Services Corp. 192,100 3,121,625
Quad/Graphics, Inc.* 241,500 618,240
Quanex Building Products
Corp. 91,700 1,665,272
Quest Resource Holding
Corp.* 36,650 309,326
REV Group, Inc. 250,000 2,757,500
Rush Enterprises, Inc.,
Class A 74,000 3,245,640
Rush Enterprises, Inc.,
Class B 56,410 2,702,603
Safe Bulkers, Inc. 757,100 1,870,037
Servotronics, Inc.* 1,500 16,905
SIFCO Industries, Inc.* 6,500 19,955
SkyWest, Inc.* 207,500 3,373,950
Steelcase, Inc., Class A 285,000 1,858,200
Sterling Infrastructure, Inc.* 100,000 2,147,000
Textainer Group Holdings,
Ltd. 216,900 5,825,934
Titan Machinery, Inc.* 129,800 3,668,148
TrueBlue, Inc.* 63,350 1,208,718
Tutor Perini Corp.* 249,800 1,378,896
Ultralife Corp.* 77,400 372,294
Universal Logistics
Holdings, Inc. 22,100 701,012
US Xpress Enterprises,
Inc., Class A* 195,000 479,700
V2X, Inc.* 35,000 1,239,000
Veritiv Corp.* 53,500 5,230,695
Wabash National Corp. 73,900 1,149,884
Williams Industrial
Services Group, Inc.* 55,000 81,400
Willis Lease Finance
Corp.* 35,400 1,158,996
141,044,761
Industry Company Shares Value
Information Technology - 4 .35%
Adeia, Inc. 296,800 $ 4,196,752
Alpha & Omega
Semiconductor, Ltd.*+ 149,544 4,599,973
AstroNova, Inc.* 5,000 58,500
Bel Fuse, Inc., Class B 32,000 808,000
Benchmark Electronics,
Inc. 124,000 3,072,720
Computer Task Group,
Inc.* 14,150 94,805
Comtech
Telecommunications
Corp. 91,200 912,912
Conduent, Inc.* 981,800 3,279,212
Daktronics, Inc.* 121,500 329,265
Ebix, Inc.+ 109,500 2,077,215
EMCORE Corp.* 98,700 164,829
Franklin Wireless Corp.* 17,014 49,681
Greenidge Generation
Holdings, Inc.*+ 8,625 17,250
Information Services
Group, Inc. 140,300 667,828
Kimball Electronics, Inc.* 87,600 1,502,340
Magnachip Semiconductor
Corp.* 90,000 921,600
NETGEAR, Inc.* 40,500 811,620
NetScout Systems, Inc.* 202,400 6,339,168
NetSol Technologies, Inc.* 48,100 151,034
Network-1 Technologies,
Inc. 159,000 357,750
Photronics, Inc.* 206,050 3,012,451
Ribbon Communications,
Inc.*+ 218,500 485,070
Richardson Electronics,
Ltd. 30,000 453,000
Sanmina Corp.* 129,700 5,976,576
ScanSource, Inc.* 72,100 1,904,161
StarTek, Inc.* 232,000 696,000
Steel Connect, Inc.* 65,000 89,050
Taitron Components, Inc.,
Class A 10,000 38,600
TESSCO Technologies,
Inc.* 42,000 173,880
Trio-Tech International* 21,800 101,152
TTM Technologies, Inc.* 370,153 4,878,617
Wayside Technology
Group, Inc. 16,400 440,832
WidePoint Corp.* 30,000 63,900
48,725,743
Materials - 6 .89%
Advanced Emissions
Solutions, Inc.* 92,075 251,365

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Materials (continued)
AdvanSix, Inc. 118,000 $ 3,787,800
AgroFresh Solutions, Inc.* 148,300 222,450
Alpha Metallurgical
Resources, Inc. 56,000 7,663,040
American Vanguard Corp. 145,000 2,711,500
Ampco-Pittsburgh Corp.* 60,000 220,800
Ascent Industries Co.* 34,425 482,294
Caledonia Mining Corp.
PLC 9,200 90,344
Carpenter Technology
Corp. 140,000 4,359,600
Clearwater Paper Corp.* 111,650 4,198,040
Core Molding
Technologies, Inc.* 30,000 297,900
Ecovyst, Inc.* 5,900 49,796
Friedman Industries, Inc. 52,100 370,431
FutureFuel Corp. 142,800 862,512
Glatfelter Corp. 190,400 592,144
Gold Resource Corp. 80,750 133,238
Haynes International, Inc. 30,410 1,067,999
Intrepid Potash, Inc.*+ 83,356 3,298,397
Kaiser Aluminum Corp. 17,500 1,073,625
Koppers Holdings, Inc. 80,100 1,664,478
Mercer International, Inc. 321,150 3,950,145
Minerals Technologies, Inc. 28,400 1,403,244
Olympic Steel, Inc. 37,000 843,970
Pactiv Evergreen, Inc. 39,500 344,835
Ramaco Resources, Inc.+ 91,400 840,880
Rayonier Advanced
Materials, Inc.* 324,500 1,022,175
Resolute Forest Products,
Inc.* 335,500 6,710,000
Ryerson Holding Corp. 177,800 4,576,572
Schnitzer Steel Industries,
Inc., Class A 127,800 3,637,188
SunCoke Energy, Inc. 497,700 2,891,637
TimkenSteel Corp.*+ 262,000 3,927,380
Tredegar Corp. 91,700 865,648
Trinseo PLC 149,500 2,738,840
Tronox Holdings PLC 310,985 3,809,566
Universal Stainless & Alloy
Products, Inc.* 24,950 177,644
Valhi, Inc. 76,699 1,929,747
Warrior Met Coal, Inc. 146,992 4,180,452
77,247,676
Real Estate - 0 .50%
AMREP Corp.* 52,000 586,560
Anywhere Real Estate,
Inc.* 370,600 3,005,566
Forestar Group, Inc.* 143,800 1,609,122
Industry Company Shares Value
Real Estate (continued)
RE/MAX Holdings, Inc.,
Class A 20,000 $ 378,200
5,579,448
TOTAL COMMON STOCKS - 99.85% 1,118,762,157
(Cost $963,557,696)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%***+ 221 4,668
TOTAL PREFERRED STOCK - 0.00% 4,668
(Cost $4,597)
.
Rights - 0.01%
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 5,000 —
Pan American Silver
Corp., CVR* 150,000 86,400
TOTAL RIGHTS - 0.01% 86,400
(Cost $34,500)
.
Warrants - 0.01%
Nabors Industries, Ltd.,
expiring 06/11/26* 7,920 143,748
TOTAL WARRANTS - 0.01% 143,748
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.97%
Fidelity Investments Money
Market Government
Portfolio Class I 2.74% 10,870,168
10,870,168
TOTAL MONEY MARKET FUND - 0.97% 10,870,168
(Cost $10,870,168)

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.30%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund** 3.02% 14,562,610
$ 14,562,610
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.30% 14,562,610
(Cost $14,562,610)
TOTAL INVESTMENTS
-
102.14%
$ 1,144,429,751
(Cost $989,029,571)
Liabilities in Excess of Other Assets - (2.14%) (23,932,800)
NET ASSETS - 100.00% $ 1,120,496,951
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2022.
*** Security is perpetual and has no stated maturity date.
^ Rate disclosed as of September 30, 2022.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $0, which is
0.00% of total net assets.
+ This security or a portion of the security is out on loan as of
September 30, 2022. Total loaned securities had a value of
$50,396,762 as of September 30, 2022.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Financials $ 411,303,768 $ 219,366 $ – $ 411,523,134
Other Industries (a) 707,239,023 – – 707,239,023
Total Common Stocks 1,118,542,791 219,366 – 1,118,762,157
Preferred Stock 4,668 – – 4,668
Rights 86,400 – 0 86,400
Warrants 143,748 – – 143,748
Money Market Fund 10,870,168 – – 10,870,168
Investments Purchased With Cash Proceeds From Securities
Lending 14,562,610 – – 14,562,610
TOTAL
$1,144,210,385 $219,366 $0 $1,144,429,751
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2022 $ 0
Purchases –
Sales –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) –
Transfers in –
Transfers out –
Balance as of 09/30/2022 $ 0
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2022 $ –